400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.baer@blackrock.com

April 12, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Global ex USD High Yield Corporate Bond Fund, a series of iShares, Inc.

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filed on April 3, 2012 to the Prospectus and Statement of Additional Information, each dated March 29, 2012 (as revised April 3, 2012), for the iShares Global ex USD High Yield Corporate Bond Fund (the “Fund”). The purpose of the filing is to submit the 497 filed on April 3, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.